Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Share Capital	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Deficit
Beginning Balance at Dec. 31, 2009	$ 229,419	$ 328,654	$ 14,892	$ 13,342	$ (127,469)
Comprehensive earnings:
Net earnings (loss)	(21,612)				(21,612)
Net impact of change in reporting / functional currency on non monetary items	12,713			12,713
Shares issued:
Stock-based Compensation Expense(Note 10(d))	1,835		1,835
Exercise of Stock Options (Note 10(c))	4,122	6,231	(2,109)
Sale of shares under Employee Share Purchase Plan (Note 10 (c)	151	151
January 2011 Short Form Prospectus, net of issuance costs (Note 10(c))	20,673	20,673
Expense related to RSUs issued on surrender of options	(832)		(832)
Dividends declared (Note 10(c))	(6,056)				(6,056)
Ending Balance at Dec. 31, 2010	240,413	355,709	13,786	26,055	(155,137)
Comprehensive earnings:
Net earnings (loss)	31,797				31,797
Net impact of change in reporting / functional currency on non monetary items	(9,830)			(9,830)
Shares issued:
Stock-based Compensation Expense(Note 10(d))	4,228		4,228
Exercise of Stock Options (Note 10(c))	6,086	9,181	(3,095)
Sale of shares under Employee Share Purchase Plan (Note 10 (c)	182	182
January 2011 Short Form Prospectus, net of issuance costs (Note 10(c))	71,992	71,992
Tax benefit related to share issuance costs	1,410	1,410
Expense related to RSUs issued on surrender of options	145		145
Shares repurchased under normal course issuer bid (Note 10(c))	(2,871)	(1,868)	(1,003)
Dividends declared (Note 10(c))	(12,396)				(12,396)
Ending Balance at Dec. 31, 2011	$ 331,156	$ 436,606	$ 14,061	$ 16,225	$ (135,736)